Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.47%
New York–90.09%
Akron Central School District; Series 2009, Ref. GO Bonds	5.00%	06/15/2021	$ 10	$ 10,039
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2035	745	897,561
Series 2018 A, RB	5.00%	12/15/2036	780	936,772
Series 2018 A, RB	5.00%	12/15/2037	820	982,376
Series 2018 A, RB	5.00%	12/15/2038	500	597,575
Series 2018 B, RB(a)	5.00%	12/15/2030	240	290,054
Series 2018 B, RB(a)	5.00%	12/15/2031	300	360,393
Series 2018 B, RB(a)	5.00%	12/15/2032	320	381,933
Albany Capital Resource Corp. (College Saint Rose (The)); Series 2011 A, RB	5.63%	07/01/2031	1,475	1,489,750
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	5.00%	10/01/2027	655	741,755
Series 2018, Ref. RB	5.00%	10/01/2028	690	786,234
Series 2018, Ref. RB	5.00%	10/01/2029	730	825,506
Series 2018, Ref. RB	5.00%	10/01/2030	760	854,871
Series 2018, Ref. RB	5.00%	10/01/2031	805	902,091
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2027	500	593,270
Series 2016, Ref. RB	5.25%	11/01/2028	1,000	1,178,570
Series 2016, Ref. RB	5.25%	11/01/2029	1,000	1,170,060
Series 2016, Ref. RB	5.25%	11/01/2030	650	756,619
Series 2016, Ref. RB	5.25%	11/01/2031	650	753,889
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB (INS - AGM)(b)	4.00%	07/15/2029	1,750	1,970,797
Broome County Local Development Corp. (United Health Services Hospital);
Series 2020, Ref. RB (INS - AGM)(b)	4.00%	04/01/2038	1,500	1,765,515
Series 2020, Ref. RB (INS - AGM)(b)	4.00%	04/01/2040	2,900	3,396,799
Buffalo & Erie County Industrial Land Development Corp. (Buffalo State College Foundation Housing Corp.); Series 2011, RB(c)(d)	5.75%	04/01/2021	1,350	1,375,069
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2026	150	178,593
Series 2018, Ref. RB	5.00%	10/01/2027	150	181,989
Series 2018, Ref. RB	5.00%	10/01/2028	165	203,419
Series 2018, Ref. RB	5.00%	10/01/2029	175	214,088
Series 2018, Ref. RB	5.00%	10/01/2030	200	242,870
Series 2018, Ref. RB	5.00%	10/01/2031	200	241,628
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	4.00%	06/01/2028	1,450	1,542,336
Series 2018, RB	5.00%	06/01/2033	1,190	1,321,531
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(a)(e)	5.25%	12/31/2033	5,000	5,377,700
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2036	125	146,549
Series 2019, RB	4.00%	07/01/2037	150	175,328
Series 2019, RB	4.00%	07/01/2038	150	174,860
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(e)	5.00%	12/01/2039	2,040	2,173,824
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2025	465	539,786
Series 2017, Ref. RB	5.00%	08/01/2028	600	723,774
Series 2017, Ref. RB	5.00%	08/01/2030	1,140	1,359,028
Series 2017, Ref. RB	3.00%	08/01/2031	1,000	1,039,140
Series 2017, Ref. RB	5.00%	08/01/2032	635	750,570
Build NYC Resource Corp. (New Dawn Charter Schools); Series 2019, RB(e)	5.00%	02/01/2033	1,315	1,389,560
Build NYC Resource Corp. (Royal Charter Properties, Inc. - New York & Presbyterian Hospital Leasehold); Series 2012, RB (INS - AGM)(b)	4.75%	12/15/2026	2,000	2,143,220
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (Wagner College Program);
Series 2012, RB (INS - AGM)(b)	5.00%	07/01/2024	$ 1,395	$ 1,490,306
Series 2012, RB (INS - AGM)(b)	5.00%	07/01/2025	1,705	1,820,258
Series 2012, RB (INS - AGM)(b)	5.00%	07/01/2026	1,650	1,761,127
Series 2012, RB (INS - AGM)(b)	5.00%	07/01/2028	1,705	1,814,393
Build NYC Resource Corp. (YMCA of Greater New York);
Series 2012, RB(c)	5.00%	08/01/2021	600	618,972
Series 2012, RB(c)(d)	5.00%	08/01/2022	1,000	1,078,640
Series 2012, RB(c)	5.00%	08/01/2022	500	539,320
Cattaraugus County Capital Resource Corp. (St. Bonaventure University Ref.);
Series 2016 A, Ref. RB	5.00%	05/01/2021	330	333,983
Series 2016 A, Ref. RB	5.00%	05/01/2022	345	359,055
Series 2016 A, Ref. RB	5.00%	05/01/2023	365	390,138
Series 2016 A, Ref. RB	5.00%	05/01/2024	380	415,234
Series 2016 A, Ref. RB	5.00%	05/01/2025	400	446,172
Series 2016 A, Ref. RB	5.00%	05/01/2026	415	470,867
Series 2016 A, Ref. RB	5.00%	05/01/2027	445	502,116
Series 2016 A, Ref. RB	5.00%	05/01/2028	465	521,391
Series 2016 A, Ref. RB	5.00%	05/01/2029	485	539,786
City of Albany Capital Resource Corp. (Albany Law School of Union University);
Series 2017 A, Ref. RB	5.00%	07/01/2029	1,500	1,703,025
Series 2017 A, Ref. RB	5.00%	07/01/2031	1,520	1,708,404
City of Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2024	400	438,432
Series 2016 A, Ref. RB	5.00%	05/01/2025	300	335,679
Series 2016 A, Ref. RB	5.00%	05/01/2026	300	341,496
City of Geneva Development Corp. (Hobart & William Smith Colleges); Series 2012, Ref. RB(c)(d)	5.00%	09/01/2022	500	541,745
City of New Rochelle Corp. for Local Development (70 Nardozzi/City DPW); Series 2018 A-1, RB(e)	4.20%	08/01/2028	3,450	3,215,365
City of New Rochelle Corp. for Local Development (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2025	325	370,042
Series 2015 A, Ref. RB	5.00%	07/01/2029	1,100	1,224,960
City of Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2020, Ref. RB	5.00%	09/01/2025	1,150	1,347,869
Corning (City of), NY; Series 2006, GO Bonds (INS - AGC)(b)	4.00%	12/01/2020	20	20,000
Dutchess County Local Development Corp. (Anderson Center Services, Inc.); Series 2010, RB	6.00%	10/01/2030	2,330	2,333,938
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2030	8,600	10,109,988
East Syracuse Housing Authority (FHA Insured Mortgage Loan - Bennett Manor Section 8 Assisted); Series 2001 A, Ref. RB	6.70%	04/01/2021	30	30,140
Elmira City (City of), NY;
Series 2020, GO Bonds	5.00%	07/01/2026	1,175	1,307,458
Series 2020, GO Bonds	5.00%	07/01/2035	1,500	1,735,440
Erie (County of), NY;
Series 2012 A, GO Bonds(c)(d)	5.00%	04/01/2022	2,325	2,474,153
Series 2020, GO Notes	3.00%	06/24/2021	10,000	10,146,300
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2031	29,615	29,638,988
Essex County Capital Resource Corp. (North Country Community College Association, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2022	145	148,896
Series 2017, Ref. RB	5.00%	06/01/2024	155	166,989
Series 2017, Ref. RB	5.00%	06/01/2026	175	193,951
Series 2017, Ref. RB	5.00%	06/01/2027	100	112,840
Series 2017, Ref. RB	5.00%	06/01/2028	100	111,956
Series 2017, Ref. RB	5.00%	06/01/2031	320	350,790
Series 2017, Ref. RB	5.00%	06/01/2035	255	275,362
Essex County Capital Resource Corp. (North Country Community College Foundation, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2021	220	222,809
Series 2017, Ref. RB	5.00%	06/01/2022	235	243,897
Series 2017, Ref. RB	5.00%	06/01/2023	250	265,650
Series 2017, Ref. RB	5.00%	06/01/2024	255	276,244
Series 2017, Ref. RB	5.00%	06/01/2025	270	297,335
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Franklin (County of), NY Solid Waste Management Authority;
Series 2012, RB	5.00%	06/01/2027	$ 835	$ 883,188
Series 2015 A, RB(a)	5.00%	06/01/2023	270	296,908
Series 2015 A, RB(a)	5.00%	06/01/2024	285	323,794
Series 2019, RB(a)	4.00%	06/01/2021	780	792,597
Series 2019, RB(a)	4.00%	06/01/2022	810	846,515
Series 2019, RB(a)	4.00%	06/01/2023	845	908,409
Series 2019, RB(a)	4.00%	06/01/2024	875	964,119
Franklin County Civic Development Corp. (North Country Community College Foundation, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2021	170	172,171
Series 2017, Ref. RB	5.00%	06/01/2022	180	186,815
Series 2017, Ref. RB	5.00%	06/01/2023	185	196,627
Series 2017, Ref. RB	5.00%	06/01/2024	195	211,382
Series 2017, Ref. RB	5.00%	06/01/2025	205	225,572
Geneseo Central School District; Series 2009, GO Bonds (INS - AGC)(b)	4.00%	05/01/2022	10	10,149
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A, RB(e)	4.75%	07/01/2028	1,415	1,446,215
Hempstead Town Local Development Corp. (Molloy College);
Series 2017, Ref. RB	5.00%	07/01/2029	200	234,158
Series 2017, Ref. RB	5.00%	07/01/2030	170	197,997
Series 2017, Ref. RB	5.00%	07/01/2031	150	173,945
Series 2017, Ref. RB	5.00%	07/01/2032	275	317,463
Hudson Yards Infrastructure Corp.;
Series 2011, RB	5.25%	02/15/2047	4,780	4,824,932
Series 2012 A, RB	5.75%	02/15/2047	12,915	13,053,707
Series 2017 A, Ref. RB	5.00%	02/15/2038	2,125	2,542,436
Long Island (City of), NY Power Authority;
Series 2012 B, RB	5.00%	09/01/2026	10,000	10,762,200
Series 2012 B, RB	5.00%	09/01/2027	10,000	10,771,300
Series 2012 B, RB	5.00%	09/01/2029	14,825	15,963,116
Series 2016 B, Ref. RB	5.00%	09/01/2034	6,635	8,065,506
Series 2018, RB	5.00%	09/01/2035	11,000	14,053,710
Series 2020 A, RB	4.00%	09/01/2039	1,650	2,000,790
Series 2020 A, RB	4.00%	09/01/2040	215	258,929
Metropolitan Transportation Authority;
Series 2002 D-1, Ref. RB	5.00%	11/01/2025	4,000	4,186,440
Series 2002 D-1, Ref. RB	5.00%	11/01/2026	11,800	12,346,340
Series 2002 D-1, Ref. RB	5.00%	11/01/2028	5,075	5,305,709
Series 2011 D, RB(c)(d)	5.00%	11/15/2021	5,000	5,230,300
Series 2012 C, Ref. RB(c)(d)	5.00%	11/15/2022	8,315	9,087,297
Series 2012 C, Ref. RB	5.00%	11/15/2029	7,135	7,464,494
Series 2012 C, Ref. RB	5.00%	11/15/2030	3,565	3,728,776
Series 2012 F, Ref. RB	5.00%	11/15/2030	20,000	20,918,800
Metropolitan Transportation Authority (Green Bonds);
Series 2016 B-1, Ref. RB	5.00%	11/15/2036	10,000	11,767,300
Series 2017 B-2, Ref. RB	5.00%	11/15/2034	1,875	2,264,044
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2026	350	413,784
Monroe County Industrial Development Corp. (Nazareth College of Rochester);
Series 2011, RB(c)(d)	5.00%	10/01/2021	200	207,876
Series 2017, Ref. RB	4.00%	10/01/2034	600	627,966
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2026	400	430,524
Series 2013 A, Ref. RB	5.00%	12/01/2027	345	370,647
Series 2013 A, Ref. RB	5.00%	12/01/2028	660	707,500
Monroe County Industrial Development Corp. (Rochester Regional Health);
Series 2020, Ref. RB	5.00%	12/01/2032	535	680,809
Series 2020, Ref. RB	5.00%	12/01/2033	1,815	2,295,775
Series 2020, Ref. RB	5.00%	12/01/2034	1,000	1,261,620
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	1,500	1,520,670
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2012 A, Ref. RB	5.00%	06/01/2023	$ 615	$ 645,885
Monroe County Industrial Development Corp. (Unity Hospital of Rochester (The));
Series 2010, RB(c)(d)	5.75%	02/15/2021	400	404,512
Series 2010, Ref. RB(c)(d)	5.75%	02/15/2021	2,000	2,022,560
Nassau (County of), NY;
Series 2016 A, Ref. GO Bonds	5.00%	01/01/2032	2,100	2,472,939
Series 2016 C, GO Bonds	5.00%	04/01/2029	3,160	3,782,141
Series 2017 B, GO Bonds	5.00%	04/01/2031	365	444,358
Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2036	5,850	7,354,503
Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2038	5,450	6,817,350
Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2039	4,775	5,957,624
Series 2019 B, Ref. GO Bonds (INS - AGM)(b)	5.00%	04/01/2039	2,895	3,753,339
Series 2019 B, Ref. GO Bonds (INS - AGM)(b)	5.00%	04/01/2040	3,950	5,109,720
Nassau (County of), NY Industrial Development Agency;
Series 2007 A-A, RB	5.95%	11/01/2022	195	191,225
Series 2007 A-C, RB	5.95%	11/01/2022	155	152,022
Series 2007 A-F, RB	5.95%	11/01/2022	155	152,053
Series 2007 A-G, RB	6.15%	11/01/2022	385	378,228
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, Ref. RB	5.00%	07/01/2032	660	737,411
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	4.70%	12/01/2028	1,620	1,532,569
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2027	5,690	6,023,548
Nassau County Local Economic Assistance Corp. (Winthrop-University Hospital Association); Series 2012, Ref. RB(c)(d)	5.00%	07/01/2022	4,500	4,843,665
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	2,000	2,027,140
New Rochelle (City of), NY Industrial Development Agency (College of New Rochelle); Series 1999, Ref. RB (Acquired 08/15/2011; Cost $4,111,473)(f)(g)	5.25%	07/01/2027	4,112	82,229
New York & New Jersey (States of) Port Authority;
Series 2011, RB	5.00%	07/15/2032	2,000	2,010,800
Series 2012 172, RB(a)	5.00%	10/01/2025	7,005	7,399,942
Series 2012 172, RB(a)	5.00%	10/01/2028	10,000	10,543,200
Series 2012 172, RB(a)	5.00%	10/01/2030	13,075	13,776,343
Series 2012, RB	4.50%	07/15/2036	1,500	1,564,425
Series 2012, RB	4.00%	07/15/2037	1,000	1,036,010
Series 2014 185, Ref. RB(a)	5.00%	09/01/2026	12,500	14,394,625
Series 2014 186, Ref. RB(a)	5.00%	10/15/2031	3,775	4,337,437
Series 2017 202, Ref. RB(a)	5.00%	04/15/2037	12,235	14,659,121
Series 2017 206, Ref. RB(a)	5.00%	11/15/2042	5,000	6,003,500
Series 2018 207, Ref. RB(a)	5.00%	09/15/2030	3,385	4,241,439
Series 2018 207, Ref. RB(a)	5.00%	09/15/2032	1,555	1,928,884
Series 2019 217, RB	4.00%	11/01/2039	3,750	4,424,587
Series 2019 218, RB(a)	5.00%	11/01/2039	9,000	11,272,770
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB(a)(c)(d)	5.75%	12/31/2020	46,510	46,811,850
Series 1997 6, RB(a)(c)(d)	5.75%	12/31/2020	16,730	16,838,578
Series 2010 8, RB	6.50%	12/01/2028	39,900	40,158,951
Series 2010 8, RB (INS - AGM)(b)	6.50%	12/01/2028	2,600	2,645,292
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2027	45	45,691
Series 1996 J, GO Bonds	6.00%	02/15/2024	5	5,024
Series 1996 J, GO Bonds	5.50%	02/15/2026	5	5,022
Series 1996 J, GO Bonds (INS - FGIC)(b)	5.50%	02/15/2026	10	10,043
Series 1997 C, GO Bonds (INS - NATL)(b)	5.50%	11/15/2037	10	10,043
Series 2002 D, GO Bonds	5.50%	06/01/2028	5	5,022
Series 2004 B, GO Bonds	5.13%	08/01/2022	5	5,019
Series 2005 O, GO Bonds	5.00%	06/01/2023	5	5,020
Series 2012 I, GO Bonds	5.00%	08/01/2029	2,000	2,148,700
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2013 XF2155-A, Ref. GO Ctfs.(h)	5.00%	08/01/2026	$ 22,970	$ 25,231,626
Series 2013 XF2155-B, Ref. GO Ctfs.(h)	5.00%	08/01/2026	18,760	20,607,110
Series 2013 XF2155-C, Ref. GO Ctfs.(h)	5.00%	08/01/2027	26,090	28,652,821
Series 2013 XF2155-D, Ref. GO Ctfs.(h)	5.00%	08/01/2027	28,685	31,502,728
Series 2017, Ref. RB	5.00%	06/15/2038	15,000	18,566,250
Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	4,000	5,002,040
Series 2019 CC-1, RB	4.00%	06/15/2038	4,705	5,683,922
Series 2020 FF, Ref. RB	4.00%	06/15/2041	7,150	8,642,133
New York (City of), NY Industrial Development Agency (2002 Rosco, Inc.); Series 2002, IDR(a)	5.63%	06/01/2022	680	675,430
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium);
Series 2006, RB (INS - AMBAC)(b)	5.00%	01/01/2031	30	30,010
Series 2009, RB (INS - AGC)(b)	6.13%	01/01/2029	190	190,910
Series 2009, RB (INS - AGC)(b)	6.50%	01/01/2046	4,085	4,104,853
New York (City of), NY Industrial Development Agency (TrIPs Obligated Group); Series 2012 A, Ref. RB(a)	5.00%	07/01/2021	250	256,230
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.85%), (INS - NATL)(b)(i)	2.16%	03/01/2023	6,550	6,602,465
Series 2006, RB (CPI Rate + 0.86%), (INS - NATL)(b)(i)	1.85%	03/01/2024	195	197,051
Series 2006, RB (CPI Rate + 0.87%) (INS - FGIC)(b)(i)	1.86%	03/01/2025	200	202,406
Series 2006, RB (CPI Rate + 0.88%) (INS - FGIC)(b)(i)	1.87%	03/01/2026	985	996,850
Series 2006, RB (CPI Rate + 0.89%) (INS - FGIC)(b)(i)	1.88%	03/01/2027	1,000	1,007,370
New York (City of), NY Municipal Water Finance Authority;
Series 2011 HH, RB	5.00%	06/15/2029	10,755	11,026,779
Series 2011 HH, RB	5.00%	06/15/2031	25,000	25,629,000
New York (City of), NY Transitional Finance Authority;
Series 2011 A, RB	5.00%	11/01/2027	1,650	1,719,943
Series 2011 C, RB	5.00%	11/01/2039	5	5,017
Series 2012 S-1, RB	5.00%	07/15/2027	1,880	2,018,312
Series 2012 S-1, RB	5.00%	07/15/2028	9,000	9,659,070
Series 2012 S-1, RB	5.00%	07/15/2029	10,000	10,727,200
Series 2012 S-1, RB	5.00%	07/15/2030	11,325	12,123,752
Series 2016 A-1, RB	5.00%	05/01/2037	3,085	3,696,262
Series 2017 A-E-1, RB	5.00%	02/01/2038	7,980	9,737,755
Series 2018 A-1, RB	5.00%	08/01/2037	1,655	2,080,401
Series 2018 A-1, RB	5.00%	08/01/2038	10,000	12,532,500
Series 2018 A-1, RB	5.00%	08/01/2040	17,600	21,954,592
Series 2018 C-2, RB	5.00%	05/01/2038	5,000	6,230,750
Series 2018 S-3, RB	5.00%	07/15/2037	2,450	3,064,582
Series 2018 S-3, Ref. RB	5.00%	07/15/2036	15,000	18,812,400
Series 2020, RB	4.00%	05/01/2040	15,000	17,979,600
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts);
Series 2020 A, Ref. RB	5.00%	12/01/2031	425	556,899
Series 2020 A, Ref. RB	5.00%	12/01/2032	535	696,035
Series 2020 A, Ref. RB	4.00%	12/01/2033	700	822,458
Series 2020 A, Ref. RB	4.00%	12/01/2034	950	1,113,210
Series 2020 A, Ref. RB	4.00%	12/01/2035	300	349,887
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,095	2,547,331
New York (State of) Dormitory Authority;
Series 2012 A, Ref. RB	5.00%	12/15/2029	17,000	18,547,510
Series 2012 B, RB	5.00%	03/15/2028	10,000	10,578,400
Series 2012 D, RB(c)(d)	5.00%	02/15/2022	1,135	1,199,559
Series 2012 D, RB	5.00%	02/15/2028	4,660	4,912,153
Series 2015 A-1, Ref. RB(e)	4.80%	12/01/2023	1,290	1,278,248
Series 2018 A, RB	5.00%	03/15/2037	8,000	10,031,680
Series 2018 A, RB	5.00%	03/15/2038	3,500	4,378,850
Series 2018 A, RB	5.00%	07/01/2040	4,250	5,260,990
Series 2018 C, Ref. RB	5.00%	03/15/2034	14,000	17,698,940
Series 2018 C, Ref. RB	5.00%	03/15/2036	2,000	2,516,460
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2018 E, Ref. RB	5.00%	03/15/2037	$ 8,000	$ 10,164,080
Series 2018 E, Ref. RB	5.00%	03/15/2039	10,000	12,638,200
Series 2018 E, Ref. RB	5.00%	03/15/2040	5,000	6,303,000
Series 2020 B, RN	5.00%	03/31/2021	10,000	10,160,900
Series 2020 D, Ref. RB	4.00%	02/15/2038	2,000	2,378,240
Series 2020 D, Ref. RB	4.00%	02/15/2039	4,415	5,236,102
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2012 A, Ref. RB(c)(d)	5.00%	07/01/2022	1,255	1,348,761
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - Jawonio, Inc.); Series 2017 A, RB(e)	4.63%	12/01/2027	1,385	1,297,288
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - United Cerebral Palsy Associations of New York State, Inc.);
Series 2017 A-1, RB(e)	4.88%	09/01/2027	3,975	3,811,826
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,790,000)(e)(g)	4.63%	10/01/2027	1,790	1,744,230
New York (State of) Dormitory Authority (Culinary Institute of America);
Series 2012, Ref. RB	5.00%	07/01/2028	500	521,525
Series 2013, RB	6.00%	07/01/2038	1,000	1,002,970
New York (State of) Dormitory Authority (Iona College);
Series 2012 A, Ref. RB	5.00%	07/01/2022	1,110	1,169,374
Series 2012 A, Ref. RB	5.00%	07/01/2023	1,000	1,057,130
Series 2012 A, Ref. RB	5.00%	07/01/2024	1,000	1,055,620
Series 2012 A, Ref. RB	5.00%	07/01/2025	1,000	1,054,430
Series 2012 A, Ref. RB	5.00%	07/01/2026	1,000	1,051,600
Series 2012 A, Ref. RB	5.00%	07/01/2027	1,000	1,049,590
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2027	1,000	1,216,740
Series 2018 A, Ref. RB	5.00%	08/01/2028	1,000	1,236,080
Series 2018 A, Ref. RB	5.00%	08/01/2029	1,000	1,228,360
Series 2018 A, Ref. RB	5.00%	08/01/2033	4,000	4,783,520
New York (State of) Dormitory Authority (New School (The));
Series 2011, Ref. RB	5.00%	07/01/2023	5,165	5,288,082
Series 2016 A, Ref. RB	5.00%	07/01/2029	1,000	1,193,820
Series 2016 A, Ref. RB	5.00%	07/01/2030	1,800	2,131,524
New York (State of) Dormitory Authority (North General Hospital); Series 2003, Ref. RB	5.00%	02/15/2025	8,475	8,507,035
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(e)	4.00%	12/01/2020	2,000	2,000,000
Series 2017, Ref. RB(e)	5.00%	12/01/2022	1,000	1,076,430
Series 2017, Ref. RB(e)	5.00%	12/01/2023	2,800	3,117,184
Series 2017, Ref. RB(e)	5.00%	12/01/2025	1,300	1,541,007
Series 2017, Ref. RB(e)	5.00%	12/01/2026	1,500	1,820,640
Series 2017, Ref. RB(e)	5.00%	12/01/2027	1,300	1,585,987
New York (State of) Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.); Series 2006, RB (LOC - Allied Irish Banks PLC)(j)	5.00%	11/01/2021	5	5,016
New York (State of) Dormitory Authority (School Districts Revenue Bond Financing Program);
Series 2012 C, RB	5.00%	10/01/2026	1,025	1,110,157
Series 2012 F, Ref. RB (INS - AGM)(b)	5.00%	10/01/2025	1,675	1,817,375
Series 2012 F, Ref. RB (INS - AGM)(b)	5.00%	10/01/2027	400	433,156
Series 2012 F, Ref. RB (INS - AGM)(b)	5.00%	10/01/2028	200	216,616
Series 2012 H, Ref. RB	5.00%	10/01/2026	1,690	1,832,670
Series 2012 H, Ref. RB	5.00%	10/01/2027	500	541,925
Series 2012 H, Ref. RB	5.00%	10/01/2028	400	432,924
Series 2012 H, Ref. RB	5.00%	10/01/2029	500	540,870
Series 2013 A, RB (INS - AGM)(b)	5.00%	10/01/2026	2,740	3,087,706
Series 2013 A, RB (INS - AGM)(b)	5.00%	10/01/2027	2,485	2,797,364
Series 2013 C, RB	5.00%	10/01/2026	1,665	1,874,290
Series 2013 C, RB	5.00%	10/01/2027	1,885	2,117,967
Series 2013 E, RB (INS - AGM)(b)	5.00%	10/01/2026	3,190	3,594,811
Series 2017 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2033	1,345	1,657,726
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (St. John’s University);
Series 2012 A, RB(c)(d)	5.00%	07/01/2022	$ 995	$ 1,069,337
Series 2012, RB(c)(d)	5.00%	07/01/2022	3,285	3,533,148
Series 2012, RB	5.00%	07/01/2030	3,565	3,769,524
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities);
Series 2018 A, RB	5.00%	07/01/2036	3,060	3,750,764
Series 2018 A, RB	5.00%	07/01/2038	1,850	2,256,334
New York (State of) Dormitory Authority (United Cerebral Palsy Affiliates Pooled Loan Program No. 1); Series 2002 A, Ref. RB (INS - AMBAC)(b)	5.13%	07/01/2021	20	19,924
New York (State of) Dormitory Authority (Yeshiva University); Series 2009, Ref. RB	5.00%	09/01/2027	1,130	1,131,559
New York (State of) Housing Finance Agency; Series 2019, RB	1.63%	05/01/2023	1,500	1,504,080
New York (State of) Housing Finance Agency (Division Street); Series 2006 A, RB(a)	5.00%	02/15/2026	260	260,809
New York (State of) Housing Finance Agency (Golden Age Apartments); Series 2006 A, RB (LOC - Bank Of Ny Mellon)(a)(j)	5.00%	02/15/2037	490	491,093
New York (State of) Housing Finance Agency (Green Bonds); Series 2018 H, RB	2.75%	11/01/2022	4,000	4,018,160
New York (State of) Housing Finance Agency (Secured Mortgage Program);
Series 2001 A, RB(a)	5.60%	08/15/2033	1,285	1,288,637
Series 2001 K, RB(a)	5.60%	02/15/2026	825	827,863
Series 2002 C, RB(a)	5.30%	08/15/2022	90	90,311
New York (State of) Housing Finance Agency (Tri-Senior Development Housing); Series 2007 A, RB (LOC - Fannie Mae)(a)(j)	5.10%	11/15/2023	815	817,942
New York (State of) Metropolitan Transportation Authority; Series 2012 C, RB	5.00%	11/15/2028	9,985	10,448,004
New York (State of) State Dormitory Authority (Maimonides Medical Center);
Series 2020, RB	4.00%	02/01/2038	300	351,276
Series 2020, RB	4.00%	02/01/2039	400	467,416
Series 2020, RB	4.00%	02/01/2040	400	466,664
New York (State of) Thruway Authority;
Series 2012 I, RB(c)(d)	5.00%	01/01/2022	45,500	47,876,465
Series 2018 L, Ref. RB	5.00%	01/01/2035	3,995	4,924,597
New York City (City of), NY Industrial Development Agency (Yankee Stadium); Series 2006, RB (CPI Rate + 0.84%), (INS - FGIC)(b)(i)	2.15%	03/01/2022	8,655	8,699,573
New York City (City of), NY Transitional Finance Authority;
Series 2016 E-1, RB	5.00%	02/01/2037	3,905	4,646,013
Series 2020 S-1, RB	4.00%	07/15/2041	8,465	10,019,259
New York City Health & Hospitals Corp.;
Series 2008 A, Ref. RB	5.50%	02/15/2021	100	100,410
Series 2010 A, RB	5.00%	02/15/2030	37,400	37,513,322
New York City Housing Development Corp.;
Series 1999 E, RB	6.25%	05/01/2036	35	35,125
Series 2013 L-2-A, Ref. RB	3.60%	11/01/2033	3,000	3,100,500
Series 2017 C-2, RB	1.70%	07/01/2021	20,000	20,031,600
New York City Housing Development Corp. (Ocean Gate Development); Series 2007 B, RB(a)	5.35%	06/01/2025	1,860	1,905,217
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	2,995	2,997,336
Series 2000 A, RB	6.63%	06/01/2042	3,295	3,297,339
New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	60	60,243
Series 2001, RB	5.75%	06/01/2043	135	135,185
New York Counties Tobacco Trust III; Series 2003, RB	6.00%	06/01/2043	690	691,311
New York Counties Tobacco Trust IV; Series 2005 A, Ref. RB	4.75%	06/01/2026	2,860	2,861,659
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	6.25%	06/01/2025	30	32,732
Series 2016 A, Ref. RB	5.63%	06/01/2035	500	539,555
Series 2016 A, Ref. RB	6.75%	06/01/2035	8,040	8,669,612
Series 2016 A, Ref. RB	6.45%	06/01/2040	830	964,377
Series 2016 A, Ref. RB	6.00%	06/01/2043	9,435	10,494,834
New York Liberty Development Corp. (1 World Trade Center Port Authority); Series 2011, RB	5.25%	12/15/2043	5,750	6,004,265
New York Liberty Development Corp. (4 World Trade Center);
Series 2011, Ref. RB	5.00%	11/15/2031	5,000	5,195,000
Series 2011, Ref. RB	5.00%	11/15/2044	5,000	5,188,200
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York State Environmental Facilities Corp.; Series 2004, RB	4.50%	06/15/2024	$ 100	$ 100,350
New York State Environmental Facilities Corp. (Green Bonds); Series 2020, Ref. RB	4.00%	10/15/2045	4,100	4,937,958
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2004 C, Ref. RB	4.50%	06/15/2030	15	15,045
Series 2017 E, RB	5.00%	06/15/2042	12,375	15,341,040
Series 2018 B, RB	5.00%	06/15/2038	2,755	3,524,003
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2040	20,000	23,934,600
Series 2020 C, Ref. RB	4.00%	03/15/2037	3,500	4,222,540
New York Transportation Development Corp.;
Series 2020 A, Ref. RB(a)	5.00%	12/01/2034	900	1,110,762
Series 2020 A, Ref. RB(a)	5.00%	12/01/2036	900	1,106,865
Series 2020 A, Ref. RB(a)	4.00%	12/01/2038	1,000	1,126,060
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2034	4,250	4,690,257
Series 2018, RB(a)	5.00%	01/01/2034	3,370	3,847,866
Series 2020, RB(a)	5.00%	10/01/2035	5,000	5,907,300
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2030	1,000	1,114,540
Series 2016 A, RB(a)	4.00%	07/01/2033	4,000	4,227,720
Newburgh (City of), NY Industrial Development Agency (Bourne & Kenney Redevelopment Co. LLC); Series 1999 A, RB(a)	5.75%	02/01/2032	2,535	2,547,269
Niagara Area Development Corp. (Niagara University); Series 2012 A, Ref. RB(c)(d)	5.00%	05/01/2022	320	339,043
Niagara Falls (City of), NY;
Series 2016, Ref. GO Bonds (INS - BAM)(b)	5.00%	05/15/2028	750	921,675
Series 2016, Ref. GO Bonds (INS - BAM)(b)	5.00%	05/15/2029	850	1,043,545
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2019, Ref. RB(a)	5.00%	04/01/2023	1,500	1,636,110
Series 2019, Ref. RB(a)	5.00%	04/01/2024	3,285	3,703,180
Series 2019, Ref. RB(a)	5.00%	04/01/2031	700	865,298
Series 2019, Ref. RB(a)	5.00%	04/01/2033	725	886,175
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	4.00%	05/15/2029	2,550	2,553,136
North Babylon Volunteer Fire Co., Inc.; Series 1997, RB (INS - AGC)(b)	5.75%	08/01/2022	265	265,861
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2034	1,000	1,177,710
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2035	1,000	1,173,530
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2036	1,250	1,461,625
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2037	1,000	1,166,020
Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	5.00%	07/01/2026	150	170,613
Onondaga (County of), NY Resource Recovery Agency;
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2029	780	972,793
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2030	275	341,072
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2031	350	432,240
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2032	455	559,200
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2033	475	581,049
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2034	500	609,895
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2027	450	521,190
Series 2017, Ref. RB	5.00%	05/01/2028	600	692,214
Series 2017, Ref. RB	5.00%	05/01/2029	450	517,140
Series 2017, Ref. RB	5.00%	05/01/2030	835	953,729
Series 2017, Ref. RB	5.00%	05/01/2032	600	677,742
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	5.00%	12/01/2038	3,325	4,303,448
Series 2019, Ref. RB	5.00%	12/01/2039	5,865	7,576,348
Onondaga Civic Development Corp.; Series 2015, Ref. RB	5.00%	10/01/2025	115	119,232
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Onondaga Civic Development Corp. (Le Moyne College);
Series 2012, Ref. RB	5.00%	07/01/2022	$ 465	$ 489,873
Series 2012, Ref. RB	5.00%	07/01/2023	490	516,568
Series 2012, Ref. RB	5.00%	07/01/2024	515	542,563
Series 2012, Ref. RB	5.00%	07/01/2025	540	568,172
Onondaga Civic Development Corp. (Upstate Properties Development, Inc.); Series 2011, RB(c)(d)	5.50%	12/01/2021	1,000	1,052,150
Orange (County of), NY Industrial Development Agency (St. Luke’s Hospital of Newburgh, New York); Series 2001 A, Ref. RB (INS - AGC)(b)	5.38%	12/01/2021	425	426,743
Orange County Funding Corp. (Mount St. Mary College);
Series 2012 A, Ref. RB	5.00%	07/01/2021	505	512,368
Series 2012 A, Ref. RB	5.00%	07/01/2022	530	544,792
Series 2012 B, Ref. RB	5.00%	07/01/2021	765	776,161
Series 2012 B, Ref. RB	5.00%	07/01/2022	805	832,515
Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2022	650	655,727
Series 2015 A, Ref. RB	5.00%	10/01/2023	700	707,861
Series 2015 A, Ref. RB	5.00%	10/01/2024	660	667,517
Poughkeepsie (City of), NY; Series 2019, Ref. GO Bonds	5.00%	06/01/2031	600	655,620
Public Housing Capital Fund Revenue Trust I; Series 2012, RB(e)	4.50%	07/01/2022	186	188,977
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2028	295	314,387
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC - JP Morgan Chase Bank)(a)(j)	5.38%	12/01/2025	1,200	1,204,140
Rockland (County of), NY;
Series 2012 B, GO Bonds	5.00%	12/15/2020	575	575,995
Series 2012 B, GO Bonds	5.00%	12/15/2022	600	655,014
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	70	70,673
Saratoga County Capital Resource Corp. (Skidmore College); Series 2014 B, Ref. RB	5.00%	07/01/2024	195	225,814
Spring Valley (Village of), NY;
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2021	310	311,209
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2022	325	326,251
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2023	335	336,243
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2024	350	351,274
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2025	365	366,329
Series 2007, GO Bonds (INS - AMBAC)(a)(b)	5.00%	06/15/2021	385	386,502
Series 2007, GO Bonds (INS - AMBAC)(a)(b)	5.00%	06/15/2022	405	406,369
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2012 A, RB	5.25%	09/01/2033	1,050	1,086,225
Series 2017, Ref. RB	5.00%	09/01/2028	500	582,245
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, Ref. RB	5.00%	07/01/2024	300	325,179
Series 2012, Ref. RB	5.00%	07/01/2025	920	996,342
Series 2016 A, Ref. RB	5.00%	07/01/2028	300	358,272
Series 2016 A, Ref. RB	5.00%	07/01/2030	785	930,649
Series 2016 A, Ref. RB	5.00%	07/01/2031	450	533,588
Suffern (Village of), NY;
Series 2016, GO Bonds	5.00%	03/15/2021	375	379,980
Series 2016, GO Bonds	5.00%	03/15/2022	395	400,479
Series 2016, GO Bonds	5.00%	03/15/2023	310	314,263
Series 2016, GO Bonds	5.00%	03/15/2026	475	481,531
Suffolk (County of), NY Industrial Development Agency;
Series 1996, Ref. RB(f)(k)	6.70%	12/01/2020	2,330	23
Series 2007 A-C, RB	5.95%	11/01/2022	150	150,020
Series 2007 A-D, RB	5.95%	11/01/2022	235	235,016
Series 2007 A-F, RB	5.95%	11/01/2022	240	239,990
Suffolk (County of), NY Industrial Development Agency (Nissequogue Cogen Partners); Series 1998, Ref. RB(a)	5.50%	01/01/2023	720	726,746
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(e)	6.75%	06/01/2027	400	389,376
Suffolk Tobacco Asset Securitization Corp.; Series 2012 B, RB	5.00%	06/01/2021	1,145	1,160,938
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Sullivan County Infrastructure Local Development Corp. (Adelaar Infrastructure);
Series 2016 A-1, RB(e)	4.85%	11/01/2031	$ 14,130	$ 14,586,682
Series 2016 B-1, RB(e)	4.85%	11/01/2031	2,030	2,095,610
Series 2016 C-1, RB(e)	4.85%	11/01/2031	1,980	2,043,994
Series 2016 D-1, RB(e)	4.85%	11/01/2031	1,305	1,347,178
Syracuse (City of), NY Industrial Development Agency (Carousel Center);
Series 2016 A, Ref. RB(a)	5.00%	01/01/2028	2,205	2,122,202
Series 2016 A, Ref. RB(a)	5.00%	01/01/2030	3,000	2,819,700
Series 2016 A, Ref. RB(a)	5.00%	01/01/2031	8,825	8,208,485
Series 2016 A, Ref. RB(a)	5.00%	01/01/2033	3,800	3,446,144
Town of Hempstead Local Development Corp. (Evergreen Charter School);
Series 2019, RB(e)	6.25%	12/01/2022	525	523,940
Series 2019, Ref. RB(e)	6.15%	12/01/2029	2,470	2,849,392
Triborough Bridge & Tunnel Authority; Series 2017 B, Ref. RB	5.00%	11/15/2036	11,110	13,624,526
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 C, Ref. RB	5.00%	11/15/2036	10,950	13,908,580
Series 2018 C, Ref. RB	5.00%	11/15/2038	5,000	6,315,350
Troy (City of), NY Industrial Development Authority (Rensselaer Polytechnic Institute); Series 2002 E, RB	5.00%	09/01/2031	1,000	1,024,240
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	3,130	3,297,455
Series 2017 A, Ref. RB	5.00%	06/01/2030	5,000	6,093,350
Series 2017 A, Ref. RB	5.00%	06/01/2031	5,000	6,062,400
Series 2017 A, Ref. RB	5.00%	06/01/2032	5,000	6,026,400
Series 2017 A, Ref. RB	5.00%	06/01/2033	5,000	5,996,450
Tuckahoe Union Free School District; Series 2008, GO Bonds (INS - AGC)(b)	4.25%	09/01/2026	20	20,064
Valley Health Development Corp. (Valley Health Services); Series 2000 A, Ref. RB (CEP - GNMA)	6.75%	05/20/2022	25	25,126
Westhampton Beach Union Free School District;
Series 2007, GO Bonds (INS - SGI)(b)	4.60%	03/01/2026	75	75,249
Series 2007, GO Bonds (INS - SGI)(b)	4.63%	03/01/2027	10	10,033
White Plains Housing Development Corp. (Battle Hill Houses, Section 8 Assisted); Series 1996 A, Ref. RB	6.65%	02/01/2025	40	43,538
Series 2011 A, GO Bonds(c)(d)	5.00%	10/01/2021	3,000	3,120,720
Yonkers (City of), NY Industrial Development Agency (Monastery Manor Associates, L.P.); Series 2005, RB(a)	5.00%	04/01/2025	1,455	1,460,383
Yonkers Economic Development Corp. (Lamartine/Warburton LLC - Charter School of Educational Excellence); Series 2019 A, RB	4.00%	10/15/2029	200	214,782
				1,569,915,652
Puerto Rico–10.90%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033		24,785	24,942,880
Series 2002, RB	5.50%	05/15/2039		38,385	39,389,535
Massachusetts (State of); Series 2006 A, GO CPI-Linked Bonds (CPI Rate + 0.90%), (INS - FGIC)(b)(i)(l)	2.66%	07/01/2021		400	333,000
Puerto Rico (Commonwealth of);
Series 1998, GO Bonds(f)	5.00%	07/01/2028		25	18,063
Series 2007 A, GO Bonds(f)	5.00%	07/01/2024		165	120,038
Series 2007 A, GO Bonds(f)	5.25%	07/01/2029		15	10,969
Series 2008 A, Ref. GO Bonds(f)	5.50%	07/01/2023		10,000	7,312,500
Series 2011 E, Ref. GO Bonds(f)	5.38%	07/01/2030		1,400	973,000
Series 2012 A, Ref. GO Bonds(f)	5.50%	07/01/2026		240	163,200
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, RB	5.25%	07/01/2024		7,750	8,118,125
Puerto Rico (Commonwealth of) Convention Center District Authority; Series 2006 A, RB (INS - FGIC)(b)(l)	5.00%	07/01/2023		150	121,688
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(b)	5.00%	07/01/2024	$ 500	$ 506,490
Series 2005 RR, RB (INS - NATL)(b)	5.00%	07/01/2021	285	286,485
Series 2005 RR, RB (INS - NATL)(b)	5.00%	07/01/2022	50	50,390
Series 2005 RR, RB (INS - NATL)(b)	5.00%	07/01/2024	280	283,634
Series 2005 SS, Ref. RB (INS - NATL)(b)	5.00%	07/01/2022	100	100,780
Series 2005 SS, Ref. RB (INS - NATL)(b)	5.00%	07/01/2023	830	840,773
Series 2008 WW-RSA-1, RB(f)	5.25%	07/01/2025	5,000	3,762,500
Series 2010 DDD, Ref. RB(f)	5.00%	07/01/2022	100	75,000
Series 2016 E-1, RB(f)	10.00%	01/01/2021	1,501	1,182,228
Series 2016 E-2, RB(f)	10.00%	07/01/2021	1,501	1,182,229
Series 2016 E-2, RB(f)	10.00%	01/01/2022	501	394,076
Series 2016 E-4, RB(f)	10.00%	07/01/2022	500	394,076
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(b)	5.00%	07/01/2027	835	853,512
Series 2003, RB(f)	5.75%	07/01/2022	7,995	899,437
Series 2003, RB(f)	5.00%	07/01/2023	135	15,188
Series 2003, RB(f)	5.00%	07/03/2028	90	10,125
Series 2005 K, RB(f)	5.00%	07/01/2021	4,355	1,839,987
Series 2005 K, RB(f)	5.00%	07/01/2024	7,760	3,278,600
Series 2005 K, RB(f)	5.00%	07/01/2025	14,545	6,145,262
Puerto Rico (Commonwealth of) Highway & Transportation Authority (Puerto Rico State Infrastructure Bank);
Series 1998, RB(f)	5.00%	07/01/2022	90	10,125
Series 1998, RB(f)	5.00%	07/01/2028	425	47,813
Series 1998, RB (INS - NATL)(b)	5.00%	07/01/2028	50	50,028
Puerto Rico (Commonwealth of) Industrial Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 2000, RB(a)	6.63%	06/01/2026	20,400	21,114,000
Series 2012, Ref. RB	5.00%	10/01/2021	865	877,261
Series 2012, Ref. RB	5.00%	10/01/2022	415	414,610
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System);
Series 2012, Ref. RB	5.00%	04/01/2021	650	658,034
Series 2012, Ref. RB	5.00%	04/01/2022	650	655,583
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ryder Memorial Hospital); Series 1994 A, RB	6.70%	05/01/2024	1,235	1,052,269
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB(f)	6.25%	10/01/2024	885	356,213
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(b)	5.25%	08/01/2021	70	71,772
Series 2002 A, RB (INS - AGM)(b)	4.75%	08/01/2022	20	20,075
Series 2002 A, RB (INS - AGM)(b)	5.00%	08/01/2027	500	511,085
Series 2005 A, RB	5.25%	08/01/2024	10,000	8,725,000
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2002 D, Ref. RB(f)	5.13%	07/01/2024	275	222,750
Series 2004 I, RB(f)	5.25%	07/02/2029	10,000	8,162,500
Series 2007 M, Ref. RB(f)	6.25%	07/01/2023	1,270	1,074,737
Series 2007 M, Ref. RB(f)	10.00%	07/01/2034	1,400	1,200,500
Series 2007 M-2, Ref. RB (INS - AMBAC)(b)	10.00%	07/01/2035	1,250	1,326,212
Series 2007 N, Ref. RB(f)	5.50%	07/01/2025	30	24,788
Series 2009 P, Ref. RB(f)	6.25%	07/01/2026	50	41,438
Puerto Rico Public Finance Corp.; Series 2011 A, RB(f)	6.50%	08/01/2028	105,030	1,270,863
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(m)	0.00%	07/01/2024	$ 246	$ 230,143
Series 2018 A-1, RB(m)	0.00%	07/01/2027	5,930	5,202,389
Series 2018 A-1, RB(m)	0.00%	07/01/2031	10,000	7,647,100
Series 2018 A-1, RB(m)	0.00%	07/01/2033	665	469,437
Series 2018 A-1, RB	4.50%	07/01/2034	487	522,127
Series 2018 A-1, RB	4.55%	07/01/2040	246	266,573
Series 2018 A-1, RB(m)	0.00%	07/01/2046	1	300
Series 2018 A-1, RB(m)	0.00%	07/01/2051	1	217
Series 2018 A-1, RB	4.75%	07/01/2053	1,809	1,965,352
Series 2018 A-1, RB	5.00%	07/01/2058	2,074	2,287,560
Series 2019 A-2, RB	4.33%	07/01/2040	2,504	2,676,676
Series 2019 A-2, RB	4.54%	07/01/2053	75	80,422
Series 2019 A-2, RB	4.78%	07/01/2058	1,004	1,092,995
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2022	8,500	8,457,500
Series 2006 Q, RB	5.00%	06/01/2023	7,410	7,335,900
Series 2006 Q, RB	5.00%	06/01/2030	300	291,000
				190,017,117
Virgin Islands–0.77%
Tobacco Settlement Financing Corp.; Series 2001, RB	5.00%	05/15/2031		620	621,414
Virgin Islands (Government of) (Matching Fund Loan Note - Diago); Series 2009 A, RB	6.75%	10/01/2037		660	662,673
Virgin Islands (Government of) Public Finance Authority;
Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2023		3,380	3,437,629
Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2024		850	864,501
Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2025		3,760	3,824,221
Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2026		1,715	1,744,292
Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note); Series 2015, RB(e)	5.00%	09/01/2033		1,500	1,670,955
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, Ref. RB (INS - NATL)(b)	5.00%	10/01/2027		50	50,853
Series 2006, Ref. RB (INS - NATL)(b)	5.00%	10/01/2028		280	284,763
Series 2012, Ref. RB (INS - AGM)(b)	4.00%	10/01/2022		190	197,497
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Notes); Series 2009 C, Ref. RB	5.00%	10/01/2022		15	14,955
Virgin Islands (Government of) Water & Power Authority (Electric System); Series 2003, RB (INS - AMBAC)(b)	4.50%	07/01/2028		125	125,237
					13,498,990
Guam–0.71%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2021		1,350	1,397,628
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2024		200	216,534
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2025		3,185	3,450,311
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2026		2,690	2,917,197
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2030		4,000	4,314,120
					12,295,790
Total Municipal Obligations (Cost $1,851,835,275)					1,785,727,549
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Shares	Value
Common Stocks & Other Equity Interests–0.33%
New York–0.33%
CMS Liquidating Trust; (Cost $6,838,400)(k)(n)	$ 2,137	$ 5,769,900
TOTAL INVESTMENTS IN SECURITIES(o)–102.80% (Cost $1,858,673,675)		1,791,497,449
FLOATING RATE NOTE OBLIGATIONS–(2.77)%
Notes with interest and fee rates ranging from 0.65% to 0.65% at 11/30/2020 and contractual maturities of collateral ranging from 08/01/2026 to 08/01/2027(p)		(48,250,000)
BORROWINGS–(1.52)%		(26,450,000)
OTHER ASSETS LESS LIABILITIES–1.49%		25,854,152
NET ASSETS–100.00%		$1,742,651,601
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHA	– Federal Housing Adminstration
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $58,571,608, which represented 3.36% of the Fund’s Net Assets.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $40,270,457, which represented 2.31% of the Fund’s Net Assets.
(g)	Restricted security. The aggregate value of these securities at period end was $1,826,459, which represented less than 1% of the Fund’’s Net Assets.
(h)	Underlying security related to TOB Trusts entered into by the Fund.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(m)	Zero coupon bond issued at a discount.
(n)	Non-income producing security.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2020. At November 30, 2020, the Fund’s investments with a value of $105,994,285 are held by TOB Trusts and serve as collateral for the $48,250,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,785,727,526	$23	$1,785,727,549
Common Stocks & Other Equity Interests	—	—	5,769,900	5,769,900
Total Investments in Securities	—	1,785,727,526	5,769,923	1,791,497,449
Other Investments - Assets
Investments Matured	—	3,430,857	—	3,430,857
Total Investments	$—	$1,789,158,383	$5,769,923	$1,794,928,306
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Rochester® Limited Term New York Municipal Fund